Shareholder Report, Holdings (Details) - C000134926	Oct. 31, 2024
FR_688910900
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	1.90%
FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.60%
FR_BF4HYV900
Holdings [Line Items]
Percent of Total Investments	1.30%
FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.30%
FR_BF4HYT905
Holdings [Line Items]
Percent of Total Investments	1.30%
FR_BYT183908
Holdings [Line Items]
Percent of Total Investments	1.20%
FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	1.20%
FR_399909100
Holdings [Line Items]
Percent of Total Investments	1.20%
Argentina
Holdings [Line Items]
Percent of Total Investments	4.90%
Malaysia
Holdings [Line Items]
Percent of Total Investments	5.60%
South Africa
Holdings [Line Items]
Percent of Total Investments	5.70%
Taiwan
Holdings [Line Items]
Percent of Total Investments	5.90%
United States
Holdings [Line Items]
Percent of Total Investments	6.30%
Vietnam
Holdings [Line Items]
Percent of Total Investments	6.80%
Poland
Holdings [Line Items]
Percent of Total Investments	7.20%
United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	7.40%
India
Holdings [Line Items]
Percent of Total Investments	13.20%
Greece
Holdings [Line Items]
Percent of Total Investments	13.30%